Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
9.	Stock-Based Compensation

A summary of the Company’s stock option activity and related information is as follows:

		Options Outstanding
	Shares Available for Grant	Number of Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
					(In thousands)
Balance at December 31, 2015	3,166,968	6,053,672	$2.13	7.6	$20,605
Granted (unaudited)	(794,496)	794,496	4.53
Exercised (unaudited)	—	(157,174)	0.70
Cancelled (unaudited)	211,454	(211,454)	4.27

Balance at June 30, 2016 (unaudited)	2,583,926	6,479,540	$2.39	7.4	$13,211

Vested and exercisable at June 30, 2016 (unaudited)		3,736,516	$1.38	6.4	$10,669
Vested and expected to vest at June 30, 2016 (unaudited)		6,228,743	$2.34	7.4	$12,950

The weighted-average grant date fair value of options granted to employees was $2.88 and $1.37 per share during the six months ended June 30, 2016 and 2015, respectively. The grant date fair value of options vested was $1.4 million and $61 thousand during six months ended June 30, 2016 and 2015, respectively.

Aggregate intrinsic value represents the difference between the estimated fair value of the underlying common stock and the exercise price of outstanding, in-the-money options.

At June 30, 2016, total unrecognized compensation cost related to stock-based awards granted to employees, net of estimated forfeitures, was $5.7 million which is expected to be recognized over a weighted-average period of 3.1 years.

Determination of Fair Value

The determination of the fair value of stock options on the date of grant using an option-pricing model is affected by the estimated fair value of the Company’s common stock, as well as assumptions regarding a number of complex and subjective variables. The variables used to calculate the fair value of stock options using the Black-Scholes option-pricing model include actual and projected employee stock option exercise behaviors, expected price volatility of the Company’s common stock, the risk-free interest rate and expected dividends. Each of these inputs is subjective and generally requires significant judgment to determine.

Fair Value of Common Stock

Prior to the Merger, the fair value of the common stock underlying the stock-based awards was determined by ViewRay Technologies, Inc.’s board of directors, with input from management and third-party valuations. Post-Merger and up through March 30, 2016, our common stock shares were listed on the OTC Bulletin Board. Beginning March 31, 2016, our common stock shares were listed on The NASDAQ Global Market, or NASDAQ. Fair value of the common stock is the adjusted closing price of the Company’s common stock on the trading date on these stock exchanges.

Expected Term

The expected term represents the period that the Company’s option awards are expected to be outstanding. The Company considers several factors in estimating the expected term of options granted, including the expected lives used by a peer group of companies within the Company’s industry that the Company considers to be comparable to its business and the historical option exercise behavior of its employees, which the Company believes is representative of future behavior.

Expected Volatility

As the Company does not have a sufficient trading history for its common stock, the expected stock price volatility for the Company’s common stock was estimated by taking the average historic price volatility for industry peers based on daily price observations over a period equivalent to the expected term of the stock option grants. Industry peers consist of several public companies in the Company’s industry which were the same as the comparable companies used in the common stock valuation analysis. The Company intends to continue to consistently apply this process using the same or similar public companies until a sufficient amount of historical information regarding the volatility of its own share price becomes available, or unless circumstances change such that the identified companies are no longer similar to the Company, in which case, more suitable companies whose share prices are publicly available would be used in the calculation.

Risk-Free Interest Rate

The risk-free interest rate is based on the zero coupon U.S. Treasury notes, with maturities similar to the expected term of the options.

Expected Dividend Yield

The Company does not anticipate paying any dividends in the foreseeable future and, therefore, uses an expected dividend yield of zero in the Black-Scholes option-valuation model.

In addition to the Black-Scholes assumptions discussed immediately above, the estimated forfeiture rate also has a significant impact on the related stock-based compensation. The forfeiture rate of stock options is estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates. The Company uses historical data to estimate pre-vesting option forfeitures and records stock-based compensation expense only for those awards that are expected to vest.

The fair value of employee stock option was estimated at the date of grant using a Black-Scholes option-pricing model with the following weighted-average assumptions:

	Six Months Ended June 30,
	2016	2015
	(Unaudited)
Expected term (in years)	6.0	6.0
Expected volatility%	69.7%	52.3%
Risk-free interest rate%	1.3%	1.6%
Expected dividend yield%	0.0%	0.0%

Stock-Based Compensation Expense

Total stock-based compensation expense recognized in the Company’s condensed consolidated statements of operations is classified as follows (in thousands):

	Six Months Ended June 30,
	2016	2015
	(Unaudited)
Research and development	$356	$48
Selling and marketing	38	10
General and administrative	851	90

Total stock-based compensation expense	$1,245	$148

During the six months ended June 30, 2016 and 2015, there were no stock-based compensation expenses capitalized as a component of inventory or recognized in cost of revenue. Stock-based compensation relating to stock-based awards granted to consultants were insignificant during the six months ended June 30, 2016 and 2015.

14.	Stock-Based Compensation

The Company adopted 2008 Stock Option and Incentive Plan, or 2008 Plan, and 2015 Equity Incentive Award Plan, or 2015 Plan, to its employees, officers, directors, advisors and consultants. With the establishment of the 2015 Plan, the Company no longer grant stock options under the 2008 Plan, and the shares available for future grants under the 2008 Plan were transferred to the 2015 Plan.

Only stock options were granted under the 2008 Plan. The 2015 Plan provides for the grant of stock and stock-based awards including stock options, nonqualified stock options, restricted stock awards, restricted stock units and stock appreciation rights. The purpose of the 2008 Plan and 2015 Plan is to promote the interests of the Company by providing the opportunity to purchase or receive shares or to receive compensation that is based upon appreciation in the value of the shares to eligible recipients in order to attract and retain employees and provide additional incentive to work to increase the value of shares and a stake in the future of the Company.

Options granted may be either incentive stock options or nonstatutory stock options. Under the 2008 Plan, incentive stock options could only have been granted to employees with exercise prices of no less than the fair value of the common stock on the grant date and nonstatutory options may be granted to employees or consultants at exercise prices of no less than 85% of the fair value of the common stock on the grant date, as determined by the board of directors. Under the 2015 Plan, for both inventive stock options and nonstatutory options, the exercise price should not be less than the fair value of the common stock on the date of grant. Under both the 2008 Plan and the 2015 Plan, if, at the time of grant, the optionee owns stock representing more than 10% of the voting power of all classes of stock of the Company, a 10% shareholder, the exercise price must be at least 110% of the fair value of the common stock on the grant date as determined by the board of directors. Options become exercisable generally ratably over four years, and expire in 10 years from the date of grant, or five years from the date of grant for 10% shareholders.

In July 2015, the Company adopted the 2015 Employee Stock Purchase Plan, or 2015 ESPP and 285,621 shares were reserved for issuance under the 2015 ESPP. At December 31, 2015, no shares have been issued under the 2015 ESPP.

During 2008, the Company issued to an officer a stock option for 38,059 shares outside of the 2008 Plan with an exercise price of $0.80 per share which vested over three years. These options were unexercised and expired in September 2014. The compensation expense related to stock options outside of the 2008 Plan were insignificant during the year ended December 31, 2014 and 2013.

A summary of the Company’s stock option activity and related information is as follows:

		Options Outstanding
	Shares Available for Grant	Number of Stock Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
					(In thousands)
Balance at January 1, 2013	306,097	1,907,644	$0.71	6.3	$28
Additional authorized	2,359,662
Granted	(1,190,349)	1,190,349	0.70
Exercised		(1,463)	0.68
Cancelled	372,957	(372,957)	0.69

Balance at December 31, 2013	1,848,367	2,723,573	0.71	7.7	$138
Granted	(1,642,799)	1,642,799	0.84
Exercised	—	(28,320)	0.73
Cancelled	89,533	(89,533)	0.74

Balance at December 31, 2014	295,101	4,248,519	0.76	7.7	$8,343
Additional authorized	4,708,447	—
Granted	(1,975,673)	1,975,673	5.03
Exercised	—	(31,427)	0.76
Cancelled	139,093	(139,093)	1.46

Balance at December 31, 2015	3,166,968	6,053,672	$2.13	7.6	$20,605

Vested and exercisable at December 31, 2014		2,379,076	$0.72	6.8	$4,764
Vested and expected to vest at December 31, 2014		3,777,913	$0.78	7.5	$7,452
Vested and exercisable at December 31, 2015		3,179,361	$0.96	6.4	$14,451
Vested and expected to vest at December 31, 2015		5,786,950	$2.08	7.5	$19,990

The weighted-average grant date fair value of options granted to employees was $3.13, $0.42 and $0.35 for the year ended December 2015, 2014 and 2013. The grant date fair value of options vested was $782 thousand, $339 thousand and $72 thousand, respectively, during the year ended December 31, 2015, 2014 and 2013.

Aggregate intrinsic value represents the difference between the estimated fair value of the underlying common stock and the exercise price of outstanding, in-the-money options. The aggregate intrinsic value of option exercised was insignificant for the year ended December 31, 2015, 2014 and 2013.

At December 31, 2015, total unrecognized compensation cost related to stock-based awards granted to employees, net of estimated forfeitures, was $5.2 million which is expected to be recognized over a weighted-average period of 3.2 years.

Determination of Fair Value

The determination of the fair value of stock options on the date of grant using an option-pricing model is affected by the estimated fair value of the Company’s common stock, as well as assumptions regarding a number of complex and subjective variables. The variables used to calculate the fair value of stock options using the Black-Scholes option-pricing model include actual and projected employee stock option exercise behaviors, expected price volatility of the Company’s common stock, the risk-free interest rate and expected dividends. Each of these inputs is subjective and generally requires significant judgment to determine.

Fair Value of Common Stock

Prior to the Merger, the fair value of the common stock underlying the stock-based awards was determined by ViewRay Technologies, Inc.’s board of directors, with input from management and third-party valuations. Post-Merger, the Company’s common stock shares are listed on the OTC Bulletin Board. Fair value of the common stock is the adjusted closing price of its common stock on the trading date.

Expected Term

The expected term represents the period that the Company’s option awards are expected to be outstanding. The Company considers several factors in estimating the expected term of options granted, including the expected lives used by a peer group of companies within the Company’s industry that the Company considers to be comparable to its business and the historical option exercise behavior of its employees, which the Company believes is representative of future behavior.

Expected Volatility

As the Company does not have a sufficient trading history for its common stock, the expected stock price volatility for the Company’s common stock was estimated by taking the average historic price volatility for industry peers based on daily price observations over a period equivalent to the expected term of the stock option grants. Industry peers consist of several public companies in the Company’s industry which were the same as the comparable companies used in the common stock valuation analysis. The Company intends to continue to consistently apply this process using the same or similar public companies until a sufficient amount of historical information regarding the volatility of its own share price becomes available, or unless circumstances change such that the identified companies are no longer similar to the Company, in which case, more suitable companies whose share prices are publicly available would be used in the calculation.

Risk-Free Interest Rate

The risk-free interest rate is based on the zero coupon U.S. Treasury notes, with maturities similar to the expected term of the options.

Expected Dividend Yield

The Company does not anticipate paying any dividends in the foreseeable future and, therefore, uses an expected dividend yield of zero in the Black-Scholes option-valuation model.

In addition to the Black-Scholes assumptions discussed immediately above, the estimated forfeiture rate also has a significant impact on the related stock-based compensation. The forfeiture rate of stock options is estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates. The Company uses historical data to estimate pre-vesting option forfeitures and records stock-based compensation expense only for those awards that are expected to vest.

The fair value of employee stock options was estimated at the date of grant using a Black-Scholes option-pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2015	2014	2013
Expected term (in years)	5.9	5.7	6.2
Expected volatility (%)	68.7%	50.7%	52.4%
Risk-free interest rate (%)	1.8%	1.8%	1.2%
Expected dividend yield (%)	0.0%	0.0%	0.0%

Stock-Based Compensation Expense

Total stock-based compensation expense recognized in the Company’s consolidated statements of operations is classified as follows (in thousands):

	Year Ended December 31,
	2015	2014	2013
Research and development	$262	$85	$29
Selling and marketing	50	15	9
General and administrative	754	218	181

Total stock-based compensation expense	$1,066	$318	$219

During the years ended December 31, 2015, 2014 and 2013 there were no stock-based compensation expenses capitalized as a component of inventory or recognized in cost of revenue. Stock-based compensation relating to stock-based awards granted to consultants was insignificant for the years ended December 31, 2015, 2014 and 2013.